UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2026 to June 30, 2026

Date of Report (Date of earliest event reported): August 11, 2026
Commission File Number of securitizer:___________
Central Index Key Number of securitizer: 0001596242

Joseph Grassi (888) 337-6888
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1      loanDepot.com, LLC, a Delaware limited liability company (the “Securitizer”), is filing this Form ABS-15G in its capacity as sponsor of the Mello Warehouse Securitization Trust 2024-1, the Mello Warehouse Securitization Trust 2025-1, and the Mello Warehouse Securitization Trust 2026-1, which were each outstanding during all, or some portion of, the quarter ended June 30, 2026. The Securitizer is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). The Securitizer has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01
Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02
Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure Explanatory Note

The Securitizer attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the records of the Secuyritizer (“Demand Entities”). The information in this Form ABS-15G has not been verified by any third party.

The Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2) Item 99.1 Exhibits solely in its capacity as a securitizer of GNMA MBS. The Securitizer provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

The following is filed as an Exhibit to this Report under ABS-15G:

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)	Demand in Dispute (2)(5)	Demand Withdrawn (2)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # CK0341		loanDepot.com, LLC	112 / $40,723,318 / 100%				2 / $108,8028 / 2.672%
GNMA-II Pool # CK0367		loanDepot.com, LLC	116 / $42,620,250 / 100%				1 / $456,474 / 1.071%
GNMA-II Pool # CK0368		loanDepot.com, LLC	114 / $43,396,749 / 100%				1 / $468,575 / 1.08%
GNMA-II Pool # CK0369		loanDepot.com, LLC	127 / $43,984,312 / 100%				1 / $403,714 / 0.918%
GNMA-II Pool # CK0373		loanDepot.com, LLC	172 / $49,689,457 / 100%				2 / $369,183 / 0.743%
GNMA-II Pool # CK0390		loanDepot.com, LLC	106 / $43,961,692 / 100%				1 / $577,191 / 1.313%
GNMA-II Pool # CK0404		loanDepot.com, LLC	132 / $49,139,989 / 100%				1 / $516,286 / 1.051%
GNMA-II Pool # CN3059		loanDepot.com, LLC	54 / $19,258,199 / 100%	1 / $468,186 / 2.431%	1 / $468,186 / 2.431%
GNMA-II Pool # DO2947		loanDepot.com, LLC	35 / $18,725,496 / 100%	1 / $573,620 / 3.063%	1 / $573,620 / 3.063%
GNMA-II Pool # DQ1449		loanDepot.com, LLC	41 / $21,707,620 / 100%	1 / $592,571 / 2.73%	1 / $592,571 / 2.73%
GNMA-II Pool # DQ1461		loanDepot.com, LLC	52 / $8,456,034 / 100%	1 / $159,199 / 1.883%	1 / $159,199 / 1.883%
GNMA-II Pool # DR5685		loanDepot.com, LLC	28 / $13,377,347 / 100%	1 / $468,148 / 3.5%	1 / $468,148 / 3.5%
GNMA-II Pool # DR5774		loanDepot.com, LLC	35 / $13,957,317 / 100%	1 / $443,043 / 3.174%	1 / $443,043 / 3.174%

GNMA-II Pool # Grand Total		loanDepot.com, LLC	1,124 / $408,997,780 / 100%	6 / $2,704,767 / 0.661%	6 / $2,704,767 / 0.661%	0 / $ / 0%	9 / $3,879,451 / 0.949%	0 / $ / 0%	0 / $ / 0%

1)
The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines. The six (6) assets identified in columns (g) through (i) were identified by the GNMA for repurchase during the reporting period. Two (2) of the six (6) assets were submitted to the Securitizer as new demands during the reporting period but had actually been identified by GNMA for repurchase during prior reporting periods and were included in columns (p) through (r) on prior filings made by the Securitizer.

4)
Each asset identified in columns (j) through (l) was repurchased by the Originator during the reporting period.

5)
The assets identified in columns (p) through (r) were identified by GNMA for repurchase during a prior reporting period. The Securitizer and GNMA are in discussions regarding whether the Securitizer is required to repurchase such Mortgage Loans and no resolution has been reached as of the date hereof.

Item 1.03
Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2026	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer